Document and Entity Information	Apr. 08, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001588972
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 08, 2024
Entity Registrant Name	Societal CDMO, Inc.
Entity Incorporation State Country Code	PA
Entity File Number	001-36329
Entity Tax Identification Number	26-1523233
Entity Address, Address Line One	1 E. Uwchlan Ave
Entity Address, Address Line Two	Suite 112
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19341
City Area Code	770
Local Phone Number	534-8239
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	SCTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false